Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Summary Of Temporary Equity
The following tables summarize issued and outstanding redeemable convertible preferred stock, and is recorded in mezzanine equity on the consolidated balance sheets:

	As of March 31, 2021 and 2020
Redeemable Convertible Preferred Stock	Shares	Carrying Value
Series Seed	2,057,188	$1,897
Series A	2,110,400	4,948
Series B	990,068	10,285
Series C	2,142,188	34,585
Series C-1	452,671	8,272